Short-term Investments - Summary of Short-term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Short-term Investments
Held-to-maturity investments	¥ 23,032		¥ 1,027,846
Investments under fair value option	507,636		584,773
Total	¥ 530,668	$ 75,885	¥ 1,612,619